Summary of Significant Accounting Policies (Details) - Schedule of ordinary share reflected on the balance sheet	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of ordinary share reflected on the balance sheet [Abstract]
Gross proceeds	$ 90,000,000
Less:
Ordinary share issuance costs	(3,246,381)
Plus:
Fair value adjustment of carrying value to redemption value	5,705,929
Contingently redeemable ordinary shares	$ 92,459,548